Short-term Bank Loan (Details Narrative)	1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 31, 2020 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Minimum [Member]
Line of credit facility, interest rate			4.84%
Maximum [Member]
Line of credit facility, interest rate			6.96%
Dongguan Agricultural Bank of China [Member] | Minimum [Member]
Line of credit facility, interest rate				4.84%
Dongguan Agricultural Bank of China [Member] | Maximum [Member]
Line of credit facility, interest rate				6.96%
Facility Agreement [Member] | Dongguan Agricultural Commercial Bank [Member]
Line of credit maximum borrowing capacity		$ 212,334
Line of credit facility, interest rate		6.96%		6.96%
Line of credit outstanding value				$ 211,868
Facility Agreement [Member] | Dongguan Agricultural Commercial Bank [Member] | RMB [Member]
Line of credit maximum borrowing capacity | ¥												¥ 1,500,000
Line of credit outstanding value | ¥									¥ 1,500,000
Facility Agreement [Member] | Dongguan Agricultural Bank of China [Member]
Line of credit maximum borrowing capacity										$ 153,172
Line of credit outstanding value			$ 153,172	$ 211,868
Line of credit facility, maturity date			Mar. 31, 2021
Facility Agreement [Member] | Dongguan Agricultural Bank of China [Member] | Minimum [Member]
Line of credit facility, interest rate			4.84%	4.84%
Facility Agreement [Member] | Dongguan Agricultural Bank of China [Member] | Maximum [Member]
Line of credit facility, interest rate			4.90%
Facility Agreement [Member] | Dongguan Agricultural Bank of China [Member] | RMB [Member]
Line of credit maximum borrowing capacity | ¥											¥ 1,000,000
Line of credit outstanding value | ¥					¥ 1,000,000				¥ 1,000,000
Facility Agreement [Member] | Webank [Member]
Line of credit maximum borrowing capacity	$ 88,358					$ 86,886
Facility Agreement [Member] | Webank [Member] | Minimum [Member]
Line of credit facility, interest rate	16.20%
Facility Agreement [Member] | Webank [Member] | Maximum [Member]
Line of credit facility, interest rate	16.20%
Facility Agreement [Member] | Webank [Member] | RMB [Member]
Line of credit maximum borrowing capacity | ¥							¥ 590,000	¥ 600,000
Facility Agreement One [Member] | Dongguan Agricultural Bank of China [Member]
Line of credit maximum borrowing capacity				$ 141,246